Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) ₪ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 ILS (₪) ₪ / shares shares	Jun. 30, 2025 ILS (₪) ₪ / shares shares
Profit or loss [abstract]
Revenues		$ 2,042	₪ 6,080	₪ 3,999
Cost of revenues		1,294	3,855	2,542
Total revenues		748	2,225	1,457
Research and development expenses, net		2,840	8,459	8,029
Sales and marketing expenses		2,143	6,382	5,966
General and administrative expenses		2,734	8,141	8,083
Operating loss		6,969	20,757	20,621
Financial expenses		5,359	15,962	4,766
Financial income		(553)	(1,647)	(2,231)
Financial expenses (income), net		4,806	14,315	2,535
Loss before income tax		11,775	35,072	23,156
Provision (benefit) for income tax				1
Net loss and comprehensive loss		$ 11,775	₪ 35,072	₪ 23,157
Loss per ordinary share - basic | (per share)	[1]	$ 1.83	₪ 5.39	₪ 3.6
Loss per ordinary share - diluted | (per share)	[1]	$ 1.83	₪ 5.39	₪ 3.6
Weighted average ordinary shares outstanding - basic		6,502,844	6,502,844	6,429,059
Weighted average ordinary shares outstanding - diluted		6,502,844	6,502,844	6,429,059

[1]	Basic loss per share does not include the above-mentioned 1,562,500 pre-funded warrants since they are accounted for as a liability. In addition, the impact of the pre-funded warrants has not taken in the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.